UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 WATER STREET, NEW YORK, NEW YORK 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-451-2010

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2007–June 30, 2008

Item 1. Proxy Voting Record

A report may indicate that the Adviser or Subadviser, as the case may be, “did not vote” on a particular proposal. No vote was entered for a proposal where (a) certain restrictions or pre-conditions on voting may, if followed, have adversely affected investment management of the fund’s portfolio holdings, such as “share blocking rules” that prohibit sales during the shareholder solicitation and voting process, (b) potential material conflicts of interest arising from proxy proposals were identified by the Proxy Voting Committee, (c) administrative or operational constraints impeded the ability to cast a timely vote, such as late receipt of proxy voting information, and/or (d) systems or processing errors occurred (including errors by third party vendors).

Effective May 15, 2008, the Legg Mason Partners Short/Intermediate U.S. Government Fund was renamed the Legg Mason Partners Intermediate-Term U.S. Government Fund.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04254
Reporting Period: 07/01/2007 - 06/30/2008
Legg Mason Partners Income Trust

                LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

                LEGG MASON PARTNERS CALIFORNIA MUNICIPALS FUND

                      LEGG MASON PARTNERS CORE BOND FUND

                    LEGG MASON PARTNERS CORE PLUS BOND FUND

             LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

                LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

                    LEGG MASON PARTNERS GLOBAL INCOME FUND

                LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

                     LEGG MASON PARTNERS HIGH INCOME FUND

                 LEGG MASON PARTNERS INFLATION MANAGEMENT FUND

     LEGG MASON PARTNERS INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

      LEGG MASON PARTNERS INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

             LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

          LEGG MASON PARTNERS INTERMEDIATE-TERM U.S. GOVERNMENT FUND

                LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

                  LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

                LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

               LEGG MASON PARTNERS MASSACHUSETTS MUNICIPALS FUND

                LEGG MASON PARTNERS NEW JERSEY MUNICIPALS FUND

                 LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

                  LEGG MASON PARTNERS OREGON MUNICIPALS FUND

               LEGG MASON PARTNERS PENNSYLVANIA MUNICIPALS FUND

           LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND

           LEGG MASON PARTNERS SHORT-TERM INVESTMENT GRADE BOND FUND

                 WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

                WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

                                END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer

Date: August 26, 2008